Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [Abstract]
Property, Plant and Equipment
	Computer Equipment $’000	Office Equipment $’000	Medical Devices $’000	ROU Assets $’000	Total $’000
Cost
At January 1, 2023	119	8	36	—	163
Additions	90	10	—	1,179	1,279
Exchange difference	(1)	(2)	—	19	16
At December 31, 2023	208	16	36	1,198	1,458

Accumulated Depreciation
At January 1, 2023	37	3	26	—	66
Charge for the year	54	5	9	247	315
Exchange difference	2	—	1	5	8
At December 31, 2023	93	8	36	252	389

Net Book Amount
At December 31, 2023	115	8	—	946	1,069

Cost
At January 1, 2024	208	16	36	1,198	1,458
Additions	49	—	—	—	49
Exchange difference	(15)	(1)	(2)	(72)	(90)
At December 31, 2024	242	15	34	1,126	1,417

Accumulated Depreciation
At January 1, 2024	93	8	36	252	389
Charge for the year	63	5	—	247	315
Exchange difference	(8)	—	(2)	(25)	(35)
At December 31, 2024	148	13	34	474	669

Net Book Amount
At December 31, 2024	94	2	—	652	748